STOCK OPTIONS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
General and administrative	$ 33	$ 92	$ 729	$ 579
Research and development	13	34	463	452
Total stock-based compensation	$ 46	$ 126	$ 1,192	$ 1,031